United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	92.9%
U.S. Governments/Agencies	3.7%
Foreign Governments/Agencies	0.4%
Municipal Securities	0.4%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Other Security Types[5]	0.4%
Cash Equivalents[6]	4.4%
Other Assets and Liabilities—Net[7]	(2.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Other Security Types consist of common stocks, warrants and preferred stocks.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—66.0%
		Basic Industry - Chemicals—1.1%
$2,390,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$2,535,432
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,626,705
1,920,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	2,015,846
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,683,885
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,590,964
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,761,705
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,810,112
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,762,118
		TOTAL	18,786,767
		Basic Industry - Metals & Mining—3.8%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,710,665
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,596,425
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,348,912
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,631,416
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	832,758
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	993,363
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	812,800
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,457,338
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	2,189,250
1,460,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,460,000
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	4,140,000
750,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	735,000
1,350,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	1,335,022
1,950,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,977,710
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,143,011
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,622,744
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,239,500
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,878,317
8,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	7,715,240
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,583,792
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	$1,769,786
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,347,164
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	627,527
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,142,159
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,239,798
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,409,052
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,749,595
		TOTAL	64,688,344
		Basic Industry - Paper—0.9%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,644,223
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,517,332
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,187,469
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,529,202
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
2,500,000		Westvaco Corp., 7.65%, 3/15/2027	2,829,220
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	6,314,408
		TOTAL	16,021,854
		Capital Goods - Aerospace & Defense—0.3%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,947,066
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	692,250
400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	412,708
		TOTAL	5,052,024
		Capital Goods - Building Materials—0.8%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,442,920
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	3,992,203
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,181,815
		TOTAL	13,616,938
		Capital Goods - Construction Machinery—0.2%
3,030,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	3,246,263
		Capital Goods - Diversified Manufacturing—1.6%
1,570,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	1,571,085
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,081,990
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,388,594
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,059,225
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,205,453
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	$1,263,535
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,183,320
3,970,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	4,336,268
1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,223,720
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	789,772
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,987,750
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,363,381
		TOTAL	27,454,093
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	583,841
		Capital Goods - Packaging—0.2%
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,755,466
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,045,901
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,018,220
		TOTAL	3,819,587
		Communications - Media & Cable—0.8%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,198,117
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,749,856
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	986,588
1,603,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,719,804
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,455,181
1,470,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,456,428
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,848,625
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,171,574
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	473,215
		TOTAL	14,059,388
		Communications - Media Noncable—1.7%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,171,460
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,471,647
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	2,985,759
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	463,506
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,057,500
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,326,693
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,346,166
1,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,945,919
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Media Noncable—continued
$1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	$1,664,952
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,231,795
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,410,351
		TOTAL	29,075,748
		Communications - Telecom Wireless—1.5%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,991,241
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	383,303
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,105,264
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,039,048
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	7,192,147
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,249,834
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,111,256
		TOTAL	25,072,093
		Communications - Telecom Wirelines—1.9%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	1,976,713
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,030,245
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,780,000
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,848,750
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,724,800
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,163,698
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,220,693
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,921,146
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,120,801
		TOTAL	31,786,846
		Consumer Cyclical - Automotive—2.9%
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,427,297
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,164,511
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,491,082
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	2,073,374
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	2,813,271
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,842,789
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,933,310
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	907,513
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	$1,429,496
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,503,300
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	2,935,811
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	461,590
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	336,428
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,508,230
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,625,104
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	2,654,841
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,701,704
3,993,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	4,111,856
		TOTAL	49,921,507
		Consumer Cyclical - Entertainment—1.0%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,212,157
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,456,331
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,515,041
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,585,583
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,973,513
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,487,616
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	267,596
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	718,659
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,064,420
		TOTAL	17,280,916
		Consumer Cyclical - Lodging—0.5%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,204,500
1,230,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,195,812
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,072,532
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,020,166
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	815,892
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,513
		TOTAL	9,322,415
		Consumer Cyclical - Retailers—0.6%
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,087,454
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Retailers—continued
$2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.25%, 7/15/2013	$2,262,400
1,486,049	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,648,038
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	729,000
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,592,685
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,273,341
		TOTAL	9,592,918
		Consumer Cyclical - Services—0.7%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,335,348
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,213,316
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,211,445
		TOTAL	11,760,109
		Consumer Non-Cyclical - Food/Beverage—1.7%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,351,275
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	641,282
1,120,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	1,387,452
2,700,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,669,873
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,696,510
2,130,000		Kellogg Co., 1.75%, 5/17/2017	2,155,013
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,719,675
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,436,944
3,930,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	4,146,818
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,244,420
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,439,093
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,797,417
		TOTAL	29,685,772
		Consumer Non-Cyclical - Health Care—0.4%
875,000		Boston Scientific Corp., 4.50%, 1/15/2015	924,264
1,425,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,664,141
1,050,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,051,906
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	534,715
2,900,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	2,874,033
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	635,258
		TOTAL	7,684,317
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.4%
$2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	$2,858,607
800,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	827,162
2,950,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,305,286
	TOTAL	6,991,055
	Consumer Non-Cyclical - Products—0.3%
900,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	953,103
1,420,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,635,891
1,960,000	Koninklijke Philips NV, 5.75%, 3/11/2018	2,315,707
	TOTAL	4,904,701
	Consumer Non-Cyclical - Supermarkets—0.1%
960,000	Kroger Co., Bond, 6.90%, 4/15/2038	1,199,963
300,000	Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	352,528
	TOTAL	1,552,491
	Consumer Non-Cyclical - Tobacco—0.1%
250,000	Altria Group, Inc., 9.25%, 8/6/2019	342,931
950,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,106,874
	TOTAL	1,449,805
	Energy - Independent—1.7%
1,690,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,719,793
460,000	Canadian Natural Resources Ltd., 4.90%, 12/1/2014	486,806
5,890,000	Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,604,174
495,000	Pemex Project Funding Master Trust, 5.75%, 12/15/2015	545,119
1,000,000	Petroleos Mexicanos, 6.50%, 6/2/2041	1,125,000
6,000,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,357,000
7,180,000	Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	8,005,700
600,000	Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	619,511
1,260,000	Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	1,300,459
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	614,611
775,000	XTO Energy, Inc., 6.75%, 8/1/2037	1,130,757
	TOTAL	28,508,930
	Energy - Integrated—2.3%
1,740,000	BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,894,989
4,000,000	BP Capital Markets PLC, 1.375%, 5/10/2018	3,934,456
1,200,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,265,509
3,270,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,694,299
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$720,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	$735,034
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,064,337
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,671,740
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,505,005
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	532,490
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,969,832
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	283,442
4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	4,075,646
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,922,481
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,960,826
1,880,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	1,916,199
3,260,000		Phillips 66, Sr. Unsecd. Note, Series WI, 4.30%, 4/1/2022	3,526,837
		TOTAL	38,953,122
		Energy - Oil Field Services—0.7%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	747,608
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,773,054
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,595,470
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	248,241
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,085,158
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	1,029,416
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	113,958
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,037,335
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	722,601
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	631,096
425,763	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	269,735
		TOTAL	12,253,672
		Energy - Refining—0.5%
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	870,836
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,109,444
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,252,252
		TOTAL	8,232,532
		Financial Institution - Banking—12.5%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,997,767
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,677,228
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	$2,630,857
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	2,117,124
12,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	14,939,825
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	9,251,140
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	4,964,455
2,700,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	2,668,348
5,000,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	5,193,750
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,814,484
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,414,921
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,615,900
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,609,760
2,510,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,726,977
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,712,220
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,481,086
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	8,319,421
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,634,433
3,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	3,136,320
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	2,903,007
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,520,027
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,334,521
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,063,110
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	9,185,928
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,332,509
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	4,945,000
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,169,313
3,100,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	3,202,945
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,882,758
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	685,735
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	993,902
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,977,984
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	964,173
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,229,299
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,214,697
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	705,614
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,480,894
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	$4,124,062
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,515,251
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,917,691
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,042,213
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,081,114
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	2,263,246
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	3,875,901
5,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	6,178,641
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,724,452
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,659,318
4,320,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	4,153,503
9,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	9,856,787
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,077,581
565,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	638,051
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.930%, 3/29/2049	437,500
3,500,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,549,577
4,908,256	[1,2,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3,406,035
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,211,996
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,066,884
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,221,260
4,500,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.80%, 11/1/2014	4,750,465
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,668,932
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,170,940
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,391,410
135,448	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	136,122
		TOTAL	212,816,364
		Financial Institution - Brokerage—2.6%
5,970,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	7,156,197
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,619,275
1,500,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	1,786,313
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,632,361
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	785,615
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,576,601
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,770,207
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Brokerage—continued
$2,500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	$2,925,625
4,390,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	5,575,300
1,325,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	1,427,788
1,020,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	1,030,200
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,450,870
3,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	3,898,993
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,805,011
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,527,219
		TOTAL	44,967,575
		Financial Institution - Finance Noncaptive—4.4%
1,000,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,043,712
4,390,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	4,623,956
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,487,363
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,031,029
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,543,665
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,355,708
7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	7,335,853
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	2,016,129
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,661,510
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,158,641
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	8,347,092
16,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	15,589,008
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,165,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,651,935
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.68%, 12/21/2065	1,365,000
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,681,875
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,378,760
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,959,767
		TOTAL	74,396,003
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	859,731
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—3.6%
$2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	$3,560,645
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,621,465
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,490,240
7,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,090,833
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,143,650
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,259,059
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,247,894
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,449,766
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	791,447
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,943,748
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,161,006
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,608,750
600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	607,545
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	922,100
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,695,116
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,349,511
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,025,881
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,204,610
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,918,811
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,709,955
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,224,243
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,655,431
		TOTAL	61,681,706
		Financial Institution - Insurance - P&C—1.3%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,215,381
540,000		CNA Financial Corp., 6.50%, 8/15/2016	616,907
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,174,915
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,080,475
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	877,069
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,890,420
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	$927,909
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,486,209
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,126,584
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	5,040,650
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	296,337
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,280,297
		TOTAL	22,013,153
		Financial Institution - REITs—1.5%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	2,009,695
383,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	381,894
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,554,352
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,199,031
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,712,128
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	540,649
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,355,560
2,300,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	2,263,244
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	433,630
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,142,489
740,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	896,885
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	607,990
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,728,005
830,000		Simon Property Group LP, 6.75%, 5/15/2014	864,891
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,417,194
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,003,687
		TOTAL	25,111,324
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,881,392
2,950,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,047,084
		TOTAL	4,928,476
		Sovereign—0.3%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,495,657
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,179,355
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Sovereign—continued
$1,550,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	$2,172,942
	TOTAL	5,847,954
	Technology—3.2%
1,580,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,643,021
1,630,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,579,204
1,800,000	Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	1,769,902
1,125,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	1,077,209
1,400,000	BMC Software, Inc., 7.25%, 6/1/2018	1,518,691
750,000	BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	761,237
2,070,000	Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,220,663
1,400,000	Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,446,416
4,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	3,864,824
4,030,000	Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,786,133
6,175,000	Harris Corp., 5.95%, 12/1/2017	7,048,059
2,800,000	Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	2,851,990
1,600,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,679,963
5,300,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	5,502,661
965,000	IBM Corp., Deb., 8.375%, 11/1/2019	1,316,207
2,540,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,640,266
1,000,000	Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,082,821
2,330,000	KLA-Tencor Corp., 6.90%, 5/1/2018	2,759,901
1,825,000	Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,826,334
975,000	SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,017,747
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,429,335
2,030,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	2,225,930
840,000	Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	862,917
1,055,000	Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,121,128
	TOTAL	54,032,559
	Transportation - Airlines—0.3%
26,649	Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	28,014
1,995,000	Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,380,831
2,870,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,159,537
	TOTAL	5,568,382
	Transportation - Railroads—0.8%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,634,592
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Railroads—continued
$1,509,811		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	$1,774,962
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,067,768
1,325,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	1,279,908
900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,064,704
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,502,040
		TOTAL	13,323,974
		Transportation - Services—1.0%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,659,416
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,866,395
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,759,166
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	1,266,647
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,216,035
		TOTAL	16,767,659
		Utility - Electric—3.0%
3,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,971,609
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	854,584
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	356,893
462,499		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	500,748
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,722,399
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,404,173
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,433,758
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	128,926
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,167,303
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,005,600
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,047
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,260,191
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	976,821
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	350,785
870,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	872,961
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,156,127
1,988,392	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	2,167,047
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	$1,399,348
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,247,633
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,345,094
1,280,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,337,128
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,942,208
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,353,647
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	900,914
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	247,707
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,626,473
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,174,210
110,847		Waterford 3 Funding Corp., 8.09%, 1/2/2017	113,264
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,138,976
		TOTAL	51,456,574
		Utility - Natural Gas Distributor—0.7%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	259,514
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	949,835
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,617,300
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,659,716
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	448,000
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,580,350
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,932,123
		TOTAL	11,446,838
		Utility - Natural Gas Pipelines—1.7%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,532,800
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,505,092
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,055,701
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,077,281
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	3,008,740
2,900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	3,007,581
1,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	1,023,423
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—continued
$3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	$3,655,998
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,409,412
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	1,030,080
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	2,091,741
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,497,200
		TOTAL	29,895,049
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,038,980,693)	1,126,471,369
		Mortgage-Backed Securities—0.0%
3,325		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	3,639
3,802		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	4,165
642		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	702
2,863		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	3,237
2,478		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	2,662
4,776		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	5,576
2,937		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,356
3,260		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,747
21,395		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	24,388
16,298		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	18,636
3,640		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	4,264
1,561		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,801
7,388		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	8,557
3,356		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	3,607
4,256		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	4,821
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $82,460)	93,158
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
4,720,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432% Bonds, 1/1/2042	4,747,942
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Municipal Services—continued
$2,040,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	$2,476,152
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,786,520)	7,224,094
		FOREIGN Governments/Agencies—0.4%
		Sovereign—0.4%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,057,875
2,475,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	2,852,437
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,515,505
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,425,817
		COMMON STOCKS—0.0%
		Automotive—0.0%
8,473	[3]	General Motors Co.	287,150
2,127	[3]	Motors Liquidation Co.	67,000
		TOTAL	354,150
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,884
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,239,488)	357,034
		WARRANTS—0.0%
		Automotive—0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	188,647
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	129,410
		TOTAL WARRANTS (IDENTIFIED COST $1,367,883)	318,057
		Preferred Stocks—0.3%
		Financial Institution - Brokerage—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REITs—0.3%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,570,400
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,571,700
		Collateralized Mortgage Obligations—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	338,112
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—0.0%
$9,111	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 1.345%, 1/28/2027	$8,388
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $353,647)	346,500
		U.S. Treasury—3.7%
		U.S. Treasury Bond—0.6%
10,000,000		United States Treasury Bond, 3.00%, 5/15/2042	9,504,427
		U.S. Treasury Notes—3.1%
5,000,000		United States Treasury Note, 0.750%, 10/31/2017	4,963,379
20,000,000	[7]	United States Treasury Note, 1.250%, 10/31/2019	19,837,342
30,000,000	[7]	United States Treasury Note, 1.625%, 11/15/2022	28,861,314
		TOTAL	53,662,035
		TOTAL U.S. TREASURY (IDENTIFIED COST $65,473,437)	63,166,462
		MUTUAL FUNDS—28.6%[8]
16,294,204	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	16,294,204
69,769,188		High Yield Bond Portfolio	470,942,022
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $544,848,755)	487,236,226
		Repurchase Agreement—3.0%
50,115,000		Interest in $3,435,000,000 joint repurchase agreement 0.09%, dated 5/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,435,025,763 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $3,503,726,278 (purchased with proceeds from securities lending collateral). (AT COST)	50,115,000
		TOTAL INVESTMENTS—102.4% (IDENTIFIED COST $1,721,108,649)[10]	1,748,325,417
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[11]	(41,454,406)
		TOTAL NET ASSETS—100%	$1,706,871,011
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $223,291,436, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2013, these liquid restricted securities amounted to $215,415,460, which represented 12.6% of total net assets.
3	Non-income producing security.
Semi-Annual Shareholder Report

4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
8	Affiliated holdings.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $1,724,087,872.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,123,065,334	$3,406,035	$1,126,471,369
Mortgage-Backed Securities	—	93,158	—	93,158
Municipal Bonds	—	7,224,094	—	7,224,094
Foreign Governments/Agencies	—	7,425,817	—	7,425,817
Collateralized Mortgage Obligations	—	346,500[2]	—	346,500
U.S. Treasury	—	63,166,462	—	63,166,462
Equity Securities:
Common Stocks
Domestic	357,034	—	—	357,034
Preferred Stocks
Domestic	5,570,400	—	1,300	5,571,700
Warrants	318,057	—	—	318,057
Mutual Funds	487,236,226	—	—	487,236,226
Repurchase Agreement	—	50,115,000	—	50,115,000
TOTAL SECURITIES	$493,481,717	$1,251,436,365	$3,407,335	$1,748,325,417
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $8,293 of a security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
LP	—Limited Partnership
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.66	$9.05	$9.23	$8.80	$7.08	$8.87
Income From Investment Operations:
Net investment income	0.20	0.49	0.52	0.55	0.52	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.11)	0.60	(0.17)	0.42	1.74	(1.79)
TOTAL FROM INVESTMENT OPERATIONS	0.09	1.09	0.35	0.97	2.26	(1.29)
Less Distributions:
Distributions from net investment income	(0.21)	(0.48)	(0.53)	(0.54)	(0.54)	(0.50)
Regulatory Settlement Proceeds	—	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.54	$9.66	$9.05	$9.23	$8.80	$7.08
Total Return[3]	0.98%	12.24%	3.81%	11.38%[2]	33.05%	(15.25)%
Ratios to Average Net Assets:
Net expenses[4]	0.98%[5]	0.98%	0.98%	0.99%	0.99%	0.99%
Net investment income	4.18%[5]	5.03%	5.79%	5.90%	6.40%	5.79%
Expense waiver/reimbursement[6]	0.23%[5]	0.23%	0.23%	0.21%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,013,953	$933,804	$709,195	$665,358	$628,675	$457,276
Portfolio turnover	9%	6%	13%	24%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.71	$9.10	$9.28	$8.83	$7.11	$8.90
Income From Investment Operations:
Net investment income	0.17	0.40	0.46	0.48	0.46	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.11)	0.61	(0.19)	0.44	1.73	(1.80)
TOTAL FROM INVESTMENT OPERATIONS	0.06	1.01	0.27	0.92	2.19	(1.36)
Less Distributions:
Distributions from net investment income	(0.18)	(0.40)	(0.45)	(0.47)	(0.47)	(0.43)
Regulatory Settlement Proceeds	—	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.59	$9.71	$9.10	$9.28	$8.83	$7.11
Total Return[3]	0.56%	11.27%	2.95%	10.68%[2]	31.84%	(15.89)%
Ratios to Average Net Assets:
Net expenses[4]	1.79%[5]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.37%[5]	4.22%	5.02%	5.09%	5.63%	4.96%
Expense waiver/reimbursement[6]	0.18%[5]	0.20%	0.20%	0.20%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,497	$89,016	$84,448	$122,759	$155,907	$153,465
Portfolio turnover	9%	6%	13%	24%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.71	$9.10	$9.28	$8.84	$7.11	$8.90
Income From Investment Operations:
Net investment income	0.16	0.40	0.45	0.47	0.45	0.43
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.09)	0.61	(0.18)	0.44	1.75	(1.79)
TOTAL FROM INVESTMENT OPERATIONS	0.07	1.01	0.27	0.91	2.20	(1.36)
Less Distributions:
Distributions from net investment income	(0.18)	(0.40)	(0.45)	(0.47)	(0.47)	(0.43)
Regulatory Settlement Proceeds	—	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.60	$9.71	$9.10	$9.28	$8.84	$7.11
Total Return[3]	0.67%	11.27%	2.96%	10.56%[2]	32.01%	(15.88)%
Ratios to Average Net Assets:
Net expenses[4]	1.79%[5]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	3.37%[5]	4.22%	4.99%	5.10%	5.58%	5.00%
Expense waiver/reimbursement[6]	0.18%[5]	0.20%	0.20%	0.20%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,042	$185,529	$148,392	$153,345	$146,220	$84,701
Portfolio turnover	9%	6%	13%	24%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.72	$9.11	$9.29	$8.85	$7.12	$8.91
Income From Investment Operations:
Net investment income	0.20	0.47	0.52	0.54	0.51	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.10)	0.61	(0.18)	0.44	1.75	(1.80)
TOTAL FROM INVESTMENT OPERATIONS	0.10	1.08	0.34	0.98	2.26	(1.30)
Less Distributions:
Distributions from net investment income	(0.21)	(0.47)	(0.52)	(0.54)	(0.53)	(0.49)
Regulatory Settlement Proceeds	—	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.61	$9.72	$9.11	$9.29	$8.85	$7.12
Total Return[3]	1.06%	12.11%	3.75%	11.40%[2]	32.96%	(15.21)%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income	4.14%[5]	4.99%	5.75%	5.87%	6.37%	5.75%
Expense waiver/reimbursement[6]	0.20%[5]	0.21%	0.22%	0.22%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$227,518	$226,542	$192,734	$190,504	$178,466	$126,458
Portfolio turnover	9%	6%	13%	2%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,				Period Ended 11/30/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.66	$9.05	$9.23	$8.80	$7.08	$8.86
Income From Investment Operations:
Net investment income	0.21	0.49	0.55	0.57	0.54	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.10)	0.61	(0.19)	0.42	1.73	(1.77)
TOTAL FROM INVESTMENT OPERATIONS	0.11	1.10	0.36	0.99	2.27	(1.35)
Less Distributions:
Distributions from net investment income	(0.22)	(0.49)	(0.54)	(0.56)	(0.55)	(0.43)
Regulatory Settlement Proceeds	—	—	—	0.00[2,3]	—	—
Net Asset Value, End of Period	$9.55	$9.66	$9.05	$9.23	$8.80	$7.08
Total Return[4]	1.18%	12.44%	4.01%	11.59%[3]	33.29%	(15.84)%
Ratios to Average Net Assets:
Net expenses[5]	0.79%[6]	0.79%	0.79%	0.79%	0.79%	0.79%[6]
Net investment income	4.37%[6]	5.20%	5.92%	6.11%	6.22%	6.35%[6]
Expense waiver/reimbursement[7]	0.18%[6]	0.20%	0.20%	0.20%	0.20%	0.22%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$223,861	$242,413	$145,292	$55,617	$7,948	$274
Portfolio turnover	9%	6%	13%	24%	28%	21%[8]
1	Reflects operations for the period from January 28, 2008 (date of initial investment) to November 30, 2008.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $48,698,656 of securities loaned and $487,236,226 of investment in affiliated holdings (Note 5) (identified cost $1,721,108,649)		$1,748,325,417
Income receivable		15,184,168
Income receivable from affiliated holdings		2,909,118
Receivable for shares sold		3,882,520
TOTAL ASSETS		1,770,301,223
Liabilities:
Payable for investments purchased	$7,072,529
Payable for shares redeemed	5,645,740
Payable for collateral due to broker for securities lending	50,115,000
Payable for Directors'/Trustees' fees (Note 5)	1,868
Payable for distribution services fee (Note 5)	158,144
Payable for shareholder services fee (Note 5)	300,429
Accrued expenses (Note 5)	136,502
TOTAL LIABILITIES		63,430,212
Net assets for 178,528,753 shares outstanding		$1,706,871,011
Net Assets Consist of:
Paid-in capital		$1,699,008,995
Net unrealized appreciation of investments		27,216,768
Accumulated net realized loss on investments, futures contracts and swap contracts		(17,356,785)
Distributions in excess of net investment income		(1,997,967)
TOTAL NET ASSETS		$1,706,871,011
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,013,953,316 ÷ 106,235,996 shares outstanding), no par value, 500,000,000 shares authorized	$9.54
Offering price per share (100/95.50 of $9.54)	$9.99
Redemption proceeds per share	$9.54
Class B Shares:
Net asset value per share ($69,497,125 ÷ 7,243,655 shares outstanding), no par value, 500,000,000 shares authorized	$9.59
Offering price per share	$9.59
Redemption proceeds per share (94.50/100 of $9.59)	$9.06
Class C Shares:
Net asset value per share ($172,041,588 ÷ 17,928,563 shares outstanding), no par value, 500,000,000 shares authorized	$9.60
Offering price per share	$9.60
Redemption proceeds per share (99.00/100 of $9.60)	$9.50
Class F Shares:
Net asset value per share ($227,518,306 ÷ 23,672,319 shares outstanding), no par value, 500,000,000 shares authorized	$9.61
Offering price per share (100/99.00 of $9.61)	$9.71
Redemption proceeds per share (99.00/100 of $9.61)	$9.51
Institutional Shares:
Net asset value per share ($223,860,676 ÷ 23,448,220 shares outstanding), no par value, 500,000,000 shares authorized	$9.55
Offering price per share	$9.55
Redemption proceeds per share	$9.55
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Interest (including income on securities loaned of $16,129)			$26,078,537
Dividends (including $18,100,420 received from affiliated holdings (Note 5)			18,063,245
TOTAL INCOME			44,141,782
Expenses:
Investment adviser fee (Note 5)		$6,407,523
Administrative fee (Note 5)		666,248
Custodian fees		32,013
Transfer and dividend disbursing agent fees and expenses		893,969
Directors'/Trustees' fees (Note 5)		7,310
Auditing fees		13,912
Legal fees		3,316
Portfolio accounting fees		121,909
Distribution services fee (Note 5)		971,938
Shareholder services fee (Note 5)		1,757,697
Account administration fee (Note 2)		10,717
Share registration costs		68,630
Printing and postage		71,117
Insurance premiums (Note 5)		3,509
Taxes		63,226
Miscellaneous (Note 5)		6,332
TOTAL EXPENSES		11,099,366
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,567,894)
Reimbursement of shareholder services fee	(249,374)
TOTAL WAIVER AND REIMBURSEMENTS		(1,817,268)
Net expenses			9,282,098
Net investment income			34,859,684
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments			(538,668)
Net realized loss on swap contracts			(2,402,738)
Realized gain distribution from affiliated investment company shares (Note 5)			2,236,994
Net change in unrealized appreciation of investments			(17,050,112)
Net realized and unrealized loss on investments and swap contracts			(17,754,524)
Change in net assets resulting from operations			$17,105,160
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,859,684	$72,672,532
Net realized loss on investments, futures contracts and swap contracts	(704,412)	(7,539,804)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(17,050,112)	99,706,496
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,105,160	164,839,224
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(21,941,022)	(41,216,000)
Class B Shares	(1,412,878)	(3,526,016)
Class C Shares	(3,300,397)	(6,971,839)
Class F Shares	(4,979,909)	(10,348,791)
Institutional Shares	(5,492,538)	(10,061,697)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,126,744)	(72,124,343)
Share Transactions:
Proceeds from sale of shares	312,803,142	637,709,714
Net asset value of shares issued to shareholders in payment of distributions declared	34,180,306	64,900,643
Cost of shares redeemed	(297,395,552)	(398,083,286)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	49,587,896	304,527,071
Change in net assets	29,566,312	397,241,952
Net Assets:
Beginning of period	1,677,304,699	1,280,062,747
End of period (including undistributed (distributions in excess of) net investment income of $(1,997,967) and $269,093, respectively)	$1,706,871,011	$1,677,304,699
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$401
Class C Shares	795
Class F Shares	9,521
TOTAL	$10,717
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain/(loss) on swap contracts in the Statement of Operations.
At May 31, 2013, the Fund had no outstanding swap contracts.
The average notional amount of credit default swaps held by the Fund throughout the period was $21,428,571. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
Semi-Annual Shareholder Report

market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At May 31, 2013, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of May 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$48,698,656	$50,115,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,212,157
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 1.345%, 1/28/2027	2/4/1998	$59,399	$8,388
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 – 9/29/1999	$4,048,581	$4,655,431
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(2,402,738)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,326,768	$215,050,778	39,426,528	$372,534,713
Shares issued to shareholders in payment of distributions declared	2,170,831	20,919,513	4,130,589	38,850,174
Shares redeemed	(14,943,008)	(144,124,234)	(25,217,246)	(238,184,624)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,554,591	$91,846,057	18,339,871	$173,200,263
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	484,069	$4,692,714	2,863,327	$27,212,329
Shares issued to shareholders in payment of distributions declared	131,952	1,278,087	332,050	3,135,812
Shares redeemed	(2,541,914)	(24,606,014)	(3,309,415)	(31,282,651)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,925,893)	$(18,635,213)	(114,038)	$(934,510)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,742,686	$16,902,185	5,486,649	$52,063,189
Shares issued to shareholders in payment of distributions declared	281,783	2,729,532	588,035	5,558,927
Shares redeemed	(3,203,325)	(31,035,981)	(3,276,998)	(31,074,801)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,178,856)	$(11,404,264)	2,979,686	$26,547,315
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,216,466	$21,508,796	5,691,090	$54,129,200
Shares issued to shareholders in payment of distributions declared	471,244	4,573,300	993,693	9,406,061
Shares redeemed	(2,310,426)	(22,445,317)	(4,542,619)	(43,091,712)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	377,284	$3,636,779	2,142,164	$20,443,549
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,665,970	$54,648,669	14,000,648	$131,770,283
Shares issued to shareholders in payment of distributions declared	485,624	4,679,874	842,292	7,949,669
Shares redeemed	(7,793,664)	(75,184,006)	(5,798,325)	(54,449,498)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,642,070)	$(15,855,463)	9,044,615	$85,270,454
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,185,056	$49,587,896	32,210,298	$304,527,071
4. FEDERAL TAX INFORMATION
At May 31, 2013, the cost of investments for federal tax purposes was $1,724,087,872. The net unrealized appreciation of investments for federal tax purposes was $24,237,545. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95,694,387 and net unrealized depreciation from investments for those securities having an excess of cost over value of $71,456,842.
At November 30, 2012, the Fund had a capital loss carryforward of $12,576,116 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
Semi-Annual Shareholder Report

for a maximum of eight tax years (“ Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$4,172,430	$2,507,651	$6,680,081
2014	$1,796,342	NA	$1,796,342
2016	$14,339	NA	$14,339
2017	$4,085,354	NA	$4,085,354
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $1,552,912 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$289,700
Class C Shares	682,238
TOTAL	$971,938
For the six months ended May 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $218,222 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $65,052 and $2,034 in sales charges from the sale of Class A Shares and Class F Shares. FSC also retained $6,727 of CDSC relating to redemptions of Class A Shares, $78,722 relating to redemptions of Class B Shares, $13,678 relating to redemptions of Class C Shares and $23,626 relating to redemptions of Class F Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$1,161,619	$(227,871)
Class B Shares	96,567	—
Class C Shares	226,617	—
Class F Shares	272,894	(21,503)
TOTAL	$1,757,697	$(249,374)
For the six months ended May 31, 2013, FSSC received $50,086 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $14,982. Transactions involving the affiliated holdings during the six months ended May 31, 2013, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	31,775,429	68,543,487	100,318,916
Purchases/Additions	198,050,081	1,225,701	199,275,782
Sales/Reductions	213,531,306	—	213,531,306
Balance of Shares Held 5/31/2013	16,294,204	69,769,188	86,063,392
Value	$16,294,204	$470,942,022	$487,236,226
Dividend Income	$16,406	$18,084,014	$18,100,420
Capital Gain Distributions	$—	$2,236,994	$2,236,994
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to provide high current income. Federated Investors, Inc. receives no advisory or administrative fees from the High Yield Bond Portfolio. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of High Yield Bond Portfolio in which the Fund invested 27.6% of its net assets at May 31, 2013. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$173,199,062
Sales	$51,269,525
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 24, 2013, the Adviser has agreed to contractually reduce the management fee from 0.75% to 0.70%.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.80	$4.91
Class B Shares	$1,000	$1,005.60	$8.95
Class C Shares	$1,000	$1,006.70	$8.96
Class F Shares	$1,000	$1,010.60	$5.11
Institutional Shares	$1,000	$1,011.80	$3.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.04	$4.94
Class B Shares	$1,000	$1,016.01	$9.00
Class C Shares	$1,000	$1,016.01	$9.00
Class F Shares	$1,000	$1,019.85	$5.14
Institutional Shares	$1,000	$1,020.99	$3.98
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.98%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%
Institutional Shares	0.79%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Bond Fund (the “ Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 5 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
2072302 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013